Convertible Debenture (Details Narrative) - CAD ($)		1 Months Ended		12 Months Ended
	Sep. 04, 2020	Sep. 25, 2020	Sep. 23, 2020	Jan. 31, 2021	Jan. 18, 2021	Jan. 14, 2021	Jan. 31, 2020
Statement [Line Items]
Unsecured convertible debenture				$ 500,000		$ 102,389	$ 0
Common shares issued				1,167,339	316,000	89,031
Non related parties [Member]
Statement [Line Items]
Unsecured convertible debenture	$ 500,000	$ 100,000	$ 200,000	$ 12,671		$ 102,389	$ 380,754
Debenture interest rate, percentage	8.00%	8.00%	8.00%	14.40%
Debenture maturity date	Dec. 03, 2020	Dec. 24, 2020	Dec. 22, 2020
Conversion price per share	$ 1.15	$ 1.15	$ 1.15
Common shares issued						89,034